Provisions	12 Months Ended
Dec. 31, 2023
Provisions [Abstract]
Provisions

Note 22. Provisions

The balance of provisions is shown below:

	As at December 31,
	2023	2022
Legal proceedings (1)	19,736	19,101
Restructuring	5,180	10,517
Taxes other than income tax (Note 31)	297	4,473
Other	8,462	8,286
Total provisions	33,675	42,377
Current	22,045	27,123
Non-current	11,630	15,254

At December 31, 2023 and 2022, there are no provisions for onerous contracts.

(1)	Provisions for legal proceedings are recognized to cover estimated probable losses arising from lawsuits brought against Exito Group, related to labor, civil, administrative and regulatory matters, which are assessed based on the best estimation of cash outflows required to settle a liability on the date of preparation of the financial statements. There is no individual material process included in these provisions. The balance is comprised of:

	As at December 31,
	2023	2022
Labor legal proceedings	10,211	10,902
Civil legal proceedings	7,250	5,516
Administrative and regulatory proceedings	2,275	2,683
Total legal proceedings	19,736	19,101

Balances and movement of provisions during the reporting periods are as follows:

	Legal proceedings	Taxes other than income tax	Restructuring	Other	Total
Balance at December 31, 2020	15,648	6,828	4,323	17,875	44,674
Increase	14,597	-	13,801	11,225	39,623
Uses	(9)	-	(12)	-	(21)
Payments	(9,093)	-	(12,059)	(16,962)	(38,114)
Reversals (not used)	(3,801)	(3,273)	(1,103)	(711)	(8,888)
Other reclassifications	72	-	(2,086)	17	(1,997)
Effect of exchange differences on the translation into presentation currency	181	(6)	(156)	(35)	(16)
Balance at December 31, 2021	17,595	3,549	2,708	11,409	35,261
Increase	8,141	967	15,211	7,672	31,991
Uses	(787)	-	-	-	(787)
Payments	(2,838)	-	(5,448)	(9,483)	(17,769)
Reversals (not used)	(3,462)	-	(920)	(1,047)	(5,429)
Other reclassifications	-	-	(485)	-	(485)
Effect of exchange differences on the translation into presentation currency	452	(43)	(549)	(265)	(405)
Balance at December 31, 2022	19,101	4,473	10,517	8,286	42,377
Increase	9,693	-	30,451	7,356	47,500
Uses	-	(99)	(474)	-	(573)
Payments	(2,598)	-	(33,575)	(6,113)	(42,286)
Reversals (not used)	(3,814)	(3,336)	(1,264)	(427)	(8,842)
Other reclassifications	233	-	(473)	(58)	(298)
Effect of exchange differences on the translation into presentation currency	(2,879)	(741)	(2)	(582)	(4,203)
Balance at December 31, 2023	19,736	297	5,180	8,462	33,675